Equity - Deferred share units (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	820,031	811,378
Granted (in shares)	35,953	23,809
Exercised (in shares)	(99,761)	(15,156)
Balance at (in shares)	756,223	820,031